SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 9,435,000	$ 9,435,000	$ 7,131,000
Accumulated Amortization	(4,290,050)	(3,993,522)	(2,952,481)
Net Carrying Amount	$ 5,144,950	$ 5,441,478	4,178,519
Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years
Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	13 years	13 years
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,444,000	$ 4,444,000	2,860,000
Accumulated Amortization	(1,542,509)	(1,427,798)	(1,035,443)
Net Carrying Amount	$ 2,901,491	$ 3,016,202	$ 1,824,557
Trade Names [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	8 years	8 years	8 years
Trade Names [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	13 years	13 years	10 years
Customer Relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,669,000	$ 2,669,000	$ 2,669,000
Accumulated Amortization	(1,703,056)	(1,628,639)	(1,330,972)
Net Carrying Amount	$ 965,944	$ 1,040,361	$ 1,338,028
Customer Relationship [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Customer Relationship [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years	6 years	6 years
Non-Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,322,000	$ 2,322,000	$ 1,602,000
Accumulated Amortization	(1,044,485)	(937,085)	(586,066)
Net Carrying Amount	$ 1,277,515	$ 1,384,915	$ 1,015,934
Non-Compete [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Non-Compete [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years	5 years	5 years